Stock-Based Compensation - Overview (Details) - U S Cellular - Common Shares	Dec. 31, 2019 shares
Long-Term Incentive Plans
Stock-based compensation, overview
Shares reserved (in shares)	12,867,000
Non-Employee Directors' Plan
Stock-based compensation, overview
Shares reserved (in shares)	123,000